Basis of preparation (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 30, 2025	Dec. 31, 2024	Dec. 27, 2024
IfrsStatementLineItems [Line Items]
Capital increase	R$ 2,622,082	R$ 877,101	R$ 1,673,000
Issuance common shares	846,827,467		789,331,043
Residual returns, percentage	100.00%
Lumina [Member]
IfrsStatementLineItems [Line Items]
Capital increase				R$ 400,000
Issuance common shares				35,165,009